Income Taxes (Details) - Schedule of the income tax (benefit) provision consist - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Tax Credit Carryforward [Line Items]
Valuation allowance					$ 2,118,106	$ 579,406
Income tax provision	$ 96,836	$ 11,064	$ 232,950	$ 11,064	765,554
Income Taxes [Member]
Tax Credit Carryforward [Line Items]
Federal					558,171	0
State					207,383	0
Federal					(980,668)	(558,031)
State					0	0
Valuation allowance					980,668	558,031
Income tax provision					$ 765,554	$ 0